Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,370,250	$ 187,724	¥ 1,336,935
Less: Accumulated depreciation	(1,166,201)	(159,769)	(1,136,075)
Property and equipment, net	204,049	27,955	200,860
Electronic Equipment [Member]
At cost:
Property and equipment, gross	757,326	103,754	721,976
Software [Member]
At cost:
Property and equipment, gross	559,914	76,708	516,039
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	43,562	5,968	87,817
Motor Vehicles [Member]
At cost:
Property and equipment, gross	6,956	953	8,702
Office Equipment [Member]
At cost:
Property and equipment, gross	¥ 2,492	$ 341	¥ 2,401